UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 38.5%
	BASIC MATERIALS – 7.5%
165,000	B2Gold Corp.*	$438,621
370,000	Endeavour Mining Corp.*	288,047
197,211	Endeavour Mining Corp. *	163,245
41,000	Freeport-McMoRan Copper & Gold, Inc.	1,239,020
27,500	Kinross Gold Corp.1	151,250
616,151	Ur-Energy, Inc.*	634,636
		2,914,819

	COMMUNICATIONS – 2.5%
350,000	Inuvo, Inc.*	406,000
40,000	NII Holdings, Inc.*	239,200
30,000	TeleNav, Inc.*	162,600
5,000	WebMD Health Corp.*	157,100
		964,900

	CONSUMER, CYCLICAL – 3.7%
15,500	Crocs, Inc.*	208,630
35,500	General Motors Co.*	1,209,840
		1,418,470

	CONSUMER, NON-CYCLICAL – 4.5%
38,000	Apollo Group, Inc. - Class A*	705,660
356,808	Corinthian Colleges, Inc.*	788,546
2,500	Humana, Inc.	230,200
		1,724,406

	ENERGY – 3.8%
5,500	Apache Corp.	471,240
1,300	Chevron Corp.1	156,559
57,500	Gulf Coast Ultra Deep Royalty Trust*	121,900
70,000	Hallador Energy Co.	513,800
45,000	Magnum Hunter Resources Corp.*	209,250
		1,472,749

	FINANCIAL – 1.2%
10,000	Bank of America Corp.	141,200
6,500	Citigroup, Inc.	314,145
		455,345

	INDUSTRIAL – 0.6%
5,300	Molex, Inc. - Class A1	130,115
1,500	National Presto Industries, Inc.	103,470
		233,585

	TECHNOLOGY – 14.7%
697,975	GSE Systems, Inc.*	1,081,861
77,800	Imation Corp.*	324,426

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
30,000	Integrated Silicon Solution, Inc.*	$312,300
25,500	Magnachip Semiconductor Corp.*	521,475
44,000	NVIDIA Corp.	649,000
190,000	Research In Motion Ltd.*	1,922,800
47,500	Tessera Technologies, Inc.	871,150
		5,683,012

	TOTAL COMMON STOCKS (Cost $14,231,827)	14,867,286

Principal Amount

	CORPORATE BONDS – 42.7%
$250,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20151,2	227,344
500,000	Bunge Ltd. Finance Corp. 4.100%, 3/15/20161	526,621
1,000,000	Cadence Design Systems, Inc. 1.500%, 12/15/20131,2	1,000,000
2,500,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20171,2	2,714,062
1,500,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161,2	1,726,875
475,000	MEMC Electronic Materials, Inc. 7.750%, 4/1/20193	469,063
900,000	NII Capital Corp. 10.000%, 8/15/20161,3	884,250
650,000	NuVasive, Inc. 2.750%, 7/1/20171,2	629,281
1,000,000	RTI International Metals, Inc. 1.625%, 10/15/20191,2	1,026,250
750,000	Stillwater Mining Co. 1.750%, 10/15/20322,3	805,781
1,000,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20162	1,198,750
500,000	Teleflex, Inc. 3.875%, 8/1/20172	674,375
1,500,000	Tesla Motors, Inc. 1.500%, 6/1/20181,2	2,299,688
1,000,000	TTM Technologies, Inc. 3.250%, 5/15/20152	1,023,750
500,000	Volcano Corp. 1.750%, 12/1/20172	489,375
500,000	W&T Offshore, Inc. 8.500%, 6/15/20191,3	532,500

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$300,000	Wachovia Capital Trust III 5.570%, 3/29/20493,4	$285,000

	TOTAL CORPORATE BONDS (Cost $15,487,990)	16,512,965

Number of Shares

	EXCHANGE-TRADED FUNDS – 2.0%
5,700	SPDR Gold Shares*1	767,334

	TOTAL EXCHANGE-TRADED FUNDS (Cost $829,093)	767,334

	PREFERRED STOCKS – 3.1%
	FINANCIAL – 2.2%
12,000	SLM Corp., 1.973%3,4	840,360

	GOVERNMENT – 0.9%
69,200	Federal National Mortgage Association, 8.250%* 3,4	358,456

	TOTAL PREFERRED STOCKS (Cost $1,190,116)	1,198,816

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.3%
	CALL OPTIONS – 1.2%
	Apple, Inc.
25	Exercise Price: $450, Expiration Date: January 18, 2014*	133,312
	Caterpillar, Inc.
175	Exercise Price: $90, Expiration Date: November 16, 2013*	13,738
150	Exercise Price: $90, Expiration Date: January 18, 2014*	24,600
	Corinthian Colleges, Inc
900	Exercise Price: $3, Expiration Date: January 18, 2014*	22,500
	Crocs, Inc.
200	Exercise Price: $20, Expiration Date: September 21, 2013*	1,000
300	Exercise Price: $15, Expiration Date: January 18, 2014*	22,500
	General Motors
125	Exercise Price: $30, Expiration Date: September 21, 2013*	52,500
200	Exercise Price: $35, Expiration Date: January 18, 2014*	41,900
	NII Holdings, Inc.
675	Exercise Price: $10, Expiration Date: September 21, 2013*	3,375
250	Exercise Price: $9, Expiration Date: December 21, 2013*	6,250
250	Exercise Price: $10, Expiration Date: December 21, 2013*	3,750
250	Exercise Price: $9, Expiration Date: January 18, 2014*	7,500
	Research in Motion Ltd.
400	Exercise Price: $15, Expiration Date: September 21, 2013*	2,800
100	Exercise Price: $18, Expiration Date: September 21, 2013*	250
1,750	Exercise Price: $13, Expiration Date: January 18, 2014*	123,375

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
150	Exercise Price: $16, Expiration Date: January 18, 2014*	$4,275
176	Exercise Price: $25, Expiration Date: January 17, 2015*	2,816
		466,441

	PUT OPTIONS – 0.1%
	ACXIOM Corp.
300	Exercise Price: $25, Expiration Date: November 16, 2013*	42,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $865,802)	508,441

Number of Shares

	RIGHTS – 0.0%
	CONSUMER, NON-CYCLICAL – 0.0%
30,000	Wright Medical Group, Inc.*	15,780

	TOTAL RIGHTS (Cost $78,600)	15,780

	WARRANTS – 0.0%
	INUV, Inc.
31,750	Exercise Price: $2, Expiration Date: June 21, 2016*6	318

	TOTAL WARRANTS (Cost $—)	318

	SHORT-TERM INVESTMENTS – 13.5%
5,212,128	Federated Treasury Obligations Fund, 0.010%5	5,212,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,212,128)	5,212,128

	TOTAL INVESTMENTS – 101.1% (Cost $37,895,556)	39,083,068
	Liabilities in Excess of Other Assets – (1.1)%	(422,431)

	TOTAL NET ASSETS – 100.0%	$38,660,637

	SECURITIES SOLD SHORT – (33.7)%
	COMMON STOCKS – (19.6)%
	BASIC MATERIALS – (1.2)%
(41,500)	Stillwater Mining Co.*	(472,685)

	CONSUMER, CYCLICAL – (7.1)%
(130,000)	Hawaiian Holdings, Inc.*	(910,000)
(10,800)	Tesla Motors, Inc.*	(1,825,200)
		(2,735,200)

	CONSUMER, NON-CYCLICAL – (2.1)%
(5,000)	NuVasive, Inc.*	(117,600)
(6,900)	Teleflex, Inc.	(531,852)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(8,000)	Volcano Corp.*	$(171,360)
		(820,812)

	INDUSTRIAL – (2.0)%
(5,300)	Molex, Inc.	(153,806)
(16,700)	RTI International Metals, Inc.*	(517,199)
(12,900)	TTM Technologies, Inc.*	(123,066)
		(794,071)

	TECHNOLOGY – (7.2)%
(1,100)	Apple, Inc.	(535,755)
(241,800)	GT Advanced Technologies, Inc.*	(1,562,028)
(36,500)	Take-Two Interactive Software, Inc.*	(670,140)
		(2,767,923)

	TOTAL COMMON STOCKS (Proceeds $7,044,084)	(7,590,691)

	EXCHANGE-TRADED FUNDS – (11.5)%
(6,000)	Consumer Discretionary Select Sector SPDR Fund	(346,080)
(5,000)	Energy Select Sector SPDR Fund	(407,850)
(17,500)	iShares Dow Jones U.S. Telecommunications Sector Index Fund	(469,000)
(4,900)	iShares Russell 2000 Index Fund	(491,862)
(8,500)	iShares Russell 2000 Value Index Fund	(738,905)
(18,500)	Market Vectors Semiconductor ETF	(687,090)
(9,000)	Powershares QQQ Trust Series 1	(679,140)
(1,000)	SPDR S&P 500 ETF Trust	(163,650)
(15,000)	Technology Select Sector SPDR Fund	(471,000)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $4,351,606)	(4,454,577)

	PURCHASED OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.2)%
(750)	Research in Motion Ltd.*	(58,875)

	TOTAL PURCHASED OPTIONS CONTRACTS (Proceeds $87,598)	(58,875)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

	SECURITIES SOLD SHORT (Continued)
Principal Amount		Value

	U.S. TREASURY SECURITIES – (2.4)%
$(1,000,000)	United States Treasury Note 1.750%, 5/15/2022	$(933,984)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,011,660)	(933,984)

	TOTAL SECURITIES SOLD SHORT (Proceeds $12,494,948)	$(13,038,127)

ETF – Exchange-Traded Funds

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Convertible security.
3	Callable.
4	Variable, floating or step rate security.
5	The rate is the annualized seven-day yield at period end.
6	Fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek higher returns and lower volatility than the S&P 500 Index over a 3-5 year time horizon. The Fund currently offers two classes of shares: Class C and Class I.  The Fund commenced investment operations on June 29, 2012 with the Class I Shares.  The Fund’s Class C Shares commenced operations on June 3, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund commenced operations on June 29, 2012, prior to which its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a $19,753,858 transfer of the Fund in exchange for the net assets of the Bridgehampton Multi-Strategy Fund, LLC., a Delaware limited liability company (the “Company”).  This exchange was nontaxable, whereby the Fund issued 790,179 shares of Class I for the net assets of the Company on June 29, 2012.  Cash and the investment portfolio of the Company with a fair value of $21,331,274 on long securities and $3,153,865 on securities sold short (identified cost of investment transferred were $21,199,781 on long securities and $2,987,831 on securities sold short) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$37,969,877

Gross unrealized appreciation	$3,260,234
Gross unrealized depreciation	(2,147,043)

Net unrealized appreciation on investments and foreign currency translations	$1,113,191

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$14,867,286	$-	$-	$14,867,286
Corporate Bonds	-	16,512,965	-	16,512,965
Exchange-Traded Funds	767,334	-	-	767,334
Preferred Stocks*	1,198,816	-	-	1,198,816
Purchased Options Contracts	508,441		-	508,441
Rights	15,780	-	-	15,780
Warrants	-	318	-	318
Short-Term Investments	5,212,128	-	-	5,212,128
Total Assets	$22,569,785	$16,513,283	$-	$39,083,068

Liabilities
Securities Sold Short
Common Stocks*	$7,590,691	$-	$-	$7,590,691
Exchange-Traded Funds	4,454,577	-	-	4,454,577
Written Options Contracts	58,875	-	-	58,875
U.S. Treasury Securities	-	933,984	-	933,984
Total Liabilities	$12,104,143	$933,984	$-	$13,038,127

*	All common and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Bridgehampton Value Strategies Fund, a series of Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	10/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	10/25/13

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/25/13

* Print the name and title of each signing officer under his or her signature.